Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 982,000.00
Previously Paid Amount	0.00
Total Fee Amount	150.34
Total Offset Amount	0.00
Net Fee	150.34
Narrative - Max Aggregate Offering Price	$ 982,000.00
Final Prospectus	true